Victory Nasdaq-100 Index Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	66 Months Ended	106 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [1]	Dec. 31, 2025 [2]	Dec. 31, 2025
S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%			14.82%
Nasdaq-100 Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	21.02%	15.30%			19.70%
Russell 1000® Growth Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	18.56%	15.32%			18.13%
Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	20.58%	14.82%			19.17%
Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	19.74%	13.91%			18.53%
Fund Shares | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.79%	11.67%			16.33%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	20.56%	14.81%	18.83%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	17.54%	13.99%	18.03%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	18.34%	13.65%	17.63%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	20.71%	14.97%		19.78%

[1]	Inception date of Institutional Shares, Class A, and Class C is June 29, 2020.
[2]	Inception date of Class R6 is March 1, 2017.